Risk management - Schedule of exposure to risk, sovereign risk and exposure to other public sector entities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	€ 278,569
Sovereign risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	160,975	€ 134,893
Sovereign risk | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	25,319
Sovereign risk | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	43,804
Sovereign risk | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	91,852
Sovereign risk | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	39,627	29,095
Sovereign risk | Spain | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,996
Sovereign risk | Spain | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	97
Sovereign risk | Spain | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	34,534
Sovereign risk | Spain | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Portugal
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	6,859	5,456
Sovereign risk | Portugal | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	462
Sovereign risk | Portugal | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,247
Sovereign risk | Portugal | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,150
Sovereign risk | Portugal | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Italy
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,594	7,415
Sovereign risk | Italy | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(2,187)
Sovereign risk | Italy | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	415
Sovereign risk | Italy | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	7,366
Sovereign risk | Italy | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Greece
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Sovereign risk | Greece | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Greece | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Greece | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Greece | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Ireland
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Sovereign risk | Ireland | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Ireland | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Ireland | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Ireland | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Rest Eurozone
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	8,124	5,651
Sovereign risk | Rest Eurozone | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,899
Sovereign risk | Rest Eurozone | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	604
Sovereign risk | Rest Eurozone | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,621
Sovereign risk | Rest Eurozone | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,787	2,106
Sovereign risk | United Kingdom | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,261
Sovereign risk | United Kingdom | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	607
Sovereign risk | United Kingdom | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,919
Sovereign risk | United Kingdom | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Poland
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	11,267	8,715
Sovereign risk | Poland | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	194
Sovereign risk | Poland | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	6,340
Sovereign risk | Poland | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,733
Sovereign risk | Poland | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Rest of Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,793	132
Sovereign risk | Rest of Europe | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	16
Sovereign risk | Rest of Europe | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,467
Sovereign risk | Rest of Europe | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	310
Sovereign risk | Rest of Europe | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	21,304	23,298
Sovereign risk | US | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,049
Sovereign risk | US | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,253
Sovereign risk | US | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	14,002
Sovereign risk | US | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Brazil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	27,733	23,728
Sovereign risk | Brazil | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	11,715
Sovereign risk | Brazil | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	10,273
Sovereign risk | Brazil | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,745
Sovereign risk | Brazil | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Mexico
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	20,825	17,306
Sovereign risk | Mexico | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,311
Sovereign risk | Mexico | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	12,075
Sovereign risk | Mexico | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,439
Sovereign risk | Mexico | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Chile
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	6,285	6,485
Sovereign risk | Chile | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	97
Sovereign risk | Chile | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,040
Sovereign risk | Chile | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,148
Sovereign risk | Chile | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Rest of America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,250	1,964
Sovereign risk | Rest of America | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	277
Sovereign risk | Rest of America | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	543
Sovereign risk | Rest of America | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,430
Sovereign risk | Rest of America | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Sovereign risk | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,527	€ 3,542
Sovereign risk | Rest of the world | Financial assets designated at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	229
Sovereign risk | Rest of the world | Financial assets at fair value through other comprehensive income
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,843
Sovereign risk | Rest of the world | Financial assets at amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,455
Sovereign risk | Rest of the world | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	€ 0